SUPPLEMENT DATED DECEMBER 2, 2005
TO THE STATEMENT of ADDITIONAL INFORMATION of
THE INTEGRITY FUNDS
Dated August 1, 2005 (for Class A and Class C shares)
and Dated February 25, 2005 (for Class N shares)

TO THE STATEMENT OF ADDITIONAL INFORMATION

The following additional disclosure is being inserted on page 53 of the Statement of Additional Information with regard to brokerage commissions of the Equity Fund paid to affiliates:

Ancora Advisors, LLC became the sub-adviser of the Equity Fund on May 23, 2003 and executed Fund trades through its affiliated broker-dealer Ancora Securities, Inc. for a brief period of time (May 23 to June 16) in 2003.  Beginning June 17, 2003, subsequent transactions were executed through Samuels Chase & Co., Inc. where Ancora Securities earns clearing fees via Samuels Chase & Co.

The following table lists the amount of brokerage commissions and clearing fees paid to Ancora Securities, Inc., an Affiliated Broker of the Sub-Adviser, Ancora Advisors, during the last three fiscal years ended December 31:

	(a)	(b)	(c)	(d)	(e)	(f)	(g)
2005*	$0	$1,042.89	$1,042.89	0%	11.07%	0%	100%
2004	$0	$711.25	$711.25	0%	5.10%	0%	100%
2003	$1,800	$1,095.99	$2,895.99	25.83%	15.73%	6.78%	93.22%

(a) Aggregate dollar amount of brokerage commissions paid to Ancora Securities, Inc.

(b) Aggregate dollar amount of clearing fees paid to Ancora Securities, Inc. via Samuels Chase & Co., Inc.

(c) Total of Column (a) and (b)

(d) Percentage of the Fund's aggregate brokerage commissions paid to Ancora Securities, Inc.

(e) Percentage of the Fund's clearing fees paid to Ancora Securities, Inc. via Samuels Chase & Co., Inc., in relation to the Fund's aggregate brokerage commissions.

(f) Percentage of the Fund's aggregate dollar amount of transactions involving the payment of commissions effected through Ancora Securities, Inc.

(g) Percentage of the Fund's aggregate dollar amount of transactions involving the payment of clearing fees paid to Ancora Securities, Inc. via Samuels Chase & Co., Inc.

* January 1, 2005 through November 25, 2005.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE